Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Classes of current inventories [abstract]
Finished products	¥ 837,759	¥ 1,028,359
Work in process	314,011	314,020
Raw materials, purchased components and supplies	159,000	176,265
Inventories	¥ 1,310,770	¥ 1,518,644